Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information Reconciled to Income before Tax and Noncontrolling Interest

The following tables show segment information for 2016, 2015 and 2014, reconciled to the Company’s income before income tax and noncontrolling interests as shown in its consolidated statements of comprehensive income:

	Container	Container	Container
2016	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income	$457,407	$2,181	$—	$—	$—	$459,588
Management fees from external customers	291	10,076	3,053	—	—	13,420
Inter-segment management fees	—	38,080	8,493	—	(46,573)	—
Trading container sales proceeds	—	—	15,628	—	—	15,628
Gains on sale of containers, net	9,553	—	—	—	—	9,553
Total revenue	$467,251	$50,337	$27,174	$—	$(46,573)	$498,189
Depreciation expense	$241,498	$876	$—	$—	$(6,230)	$236,144
Container impairment	$94,623	$—	$—	$—	$—	$94,623
Interest expense	$85,215	$—	$—	$—	$—	$85,215
Unrealized gains on interest rate swaps, collars and caps, net	$6,210	$—	$—	$—	$—	$6,210
Segment (losses) income before income tax and noncontrolling interests	$(82,299)	$18,134	$6,178	$(3,016)	$1,633	$(59,370)
Total assets	$4,263,249	$89,905	$6,010	$4,900	$(68,085)	$4,295,979
Purchases of long-lived assets	$474,956	$1,206	$—	$—	$—	$476,162

	Container	Container	Container
2015 (1)	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income	$510,954	$1,590	$—	$—	$—	$512,544
Management fees from external customers	317	12,002	3,291	—	—	15,610
Inter-segment management fees	—	45,620	10,104	—	(55,724)	—
Trading container sales proceeds	—	—	12,670	—	—	12,670
Gains on sale of containers, net	3,454	—	—	—	—	3,454
Total revenue	$514,725	$59,212	$26,065	$—	$(55,724)	$544,278
Depreciation expense	$197,084	$792	$—	$—	$(5,946)	$191,930
Container impairment	$35,345	$—	$—	$—	$—	$35,345
Interest expense	$76,521	$—	$—	$—	$—	$76,521
Unrealized losses on interest rate swaps, collars and caps, net	$1,947	$—	$—	$—	$—	$1,947
Segment (loss) income before income tax and noncontrolling interests	$88,536	$26,305	$9,335	$(4,283)	$786	$120,679
Total assets	$4,348,196	$117,033	$5,210	$7,251	$(112,378)	$4,365,312
Purchases of long-lived assets	$510,269	$1,070	$—	$—	$—	$511,339

	Container	Container	Container
2014 (1)	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income	$504,909	$1,629	$—	$—	$—	$506,538
Management fees from external customers	345	13,656	3,407	—	—	17,408
Inter-segment management fees	—	49,032	10,206	—	(59,238)	—
Trading container sales proceeds	—	—	27,989	—	—	27,989
Gains on sale of containers, net	13,070	—	—	—	—	13,070
Total revenue	$518,324	$64,317	$41,602	$—	$(59,238)	$565,005
Depreciation expense	$168,649	$912	$—	$—	$(5,352)	$164,209
Container impairment	$13,108	$—	$—	$—	$—	$13,108
Interest expense	$85,931	$—	$—	$—	$—	$85,931
Unrealized gains on interest rate swaps, collars and caps, net	$1,512	$—	$—	$—	$—	$1,512
Segment (loss) income before income tax and noncontrolling interests	$144,811	$30,298	$10,249	$(3,291)	$(3,888)	$178,179
Total assets	$4,305,089	$116,415	$8,190	$5,096	$(100,042)	$4,334,748
Purchases of long-lived assets	$858,293	$662	$—	$—	$—	$858,955

(1)

Amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).

Segment Information Geographic Allocation of Lease Rental Income and Management Fees

The following table represents the geographic allocation of lease rental income and management fees during the years ended December 31, 2016, 2015 and 2014 based on customers’ primary domicile:

	Years ended December 31,
	2016	Percent of Total	2015 (1)	Percent of Total	2014 (1)	Percent of Total
Lease rental income:
Asia	$256,489	55.8%	$301,209	58.7%	$294,501	58.1%
Europe	175,325	38.1%	183,785	35.9%	172,145	34.0%
North / South America	21,929	4.8%	15,957	3.1%	28,356	5.6%
Bermuda	—	0.0%	—	0.0%	—	0.0%
All other international	5,845	1.3%	11,593	2.3%	11,536	2.3%
	$459,588	100.0%	$512,544	100.0%	$506,538	100.0%
Management fees:
Bermuda	$8,668	64.6%	$10,201	65.3%	$10,956	62.9%
Europe	2,541	18.9%	3,190	20.4%	3,646	20.9%
North / South America	1,915	14.3%	1,819	11.7%	2,203	12.7%
Asia	41	0.3%	48	0.3%	130	0.7%
All other international	255	1.9%	352	2.3%	473	2.7%
	$13,420	100.0%	$15,610	100.0%	$17,408	99.9%

Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Containers Net

The following table represents the geographic allocation of trading container sales proceeds and gains on sale of containers, net during the years ended December 31, 2016, 2015 and 2014 based on the location of sale:

	Years ended December 31,
	2016	Percent of Total	2015	Percent of Total	2014 (1)	Percent of Total
Trading container sales proceeds:
Asia	$11,647	74.5%	$6,401	50.5%	$15,254	54.5%
North / South America	2,948	18.9%	2,581	20.4%	4,763	17.0%
Europe	1,033	6.6%	3,688	29.1%	7,972	28.5%
Bermuda	—	0.0%	—	0.0%	—	0.0%
	$15,628	100.0%	$12,670	100.0%	$27,989	100.0%
Gains (losses) on sale of containers, net:
Asia	$8,096	84.7%	$929	26.9%	$9,977	76.3%
North / South America	2,245	23.5%	3,022	87.5%	2,492	19.1%
Europe	1,897	19.9%	(490)	(14.2)%	82	0.6%
Bermuda	—	0.0%	—	0.0%	—	0.0%
All other international	(2,685)	(28.1)%	(7)	(0.2)%	519	4.0%
	$9,553	100.0%	$3,454	100.0%	$13,070	100.0%